UNITED STATES SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C.  20549

			  Form 13F

		    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
Check here if Amendment [X]; Amendment Number: 0001050463-99-000025 This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

Name:  Morgan Dempsey Capital Management
Address:  1511 W. Market Street
          Mequon, WI  53092

Form 13F File Number:  028-06620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Jolie Keller
Title:		Authorized Signatory
Phone:		(262) 241-1561

Signature, Place, and Date of Signing:

/s/ Jolie Keller
-----------------------   ------------------------    -------------------
Jolie Keller		  Mequon, WI                   October 28, 2003
Authorized Signatory

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		74

Form 13F Information Table Value Total:		146,833 (in thousands)


FORM 13F INFORMATION TABLE

                    Title of           Value   Shares/  Sh/   Put/ Invstm Other  Voting Authority
Name of Issuer       Class   Cusip    (x1000)  Prn Amt. Prn   Call Discr   Mgrs    Sole  Share  None
ADC TELECOMM          Com  000886101      3,674  80,645  Sh         Sole           80,645
AFLAC INC.            Com  001055102      3,273  68,365  Sh         Sole           68,365
AMERICA ONLINE        Com  02364J104      2,977  27,065  Sh         Sole           27,065
AMER HOME PRODS       Com   02660910        202   3,512  Sh         Sole            3,512
AMERI INTL GROUP      Com   02687410      1,053   8,983  Sh         Sole            8,983
ASSOCIATED BANC       Com  045487105        256   6,175  Sh         Sole            6,175
AT&T CORP.            Com  001957109        235   4,207  Sh         Sole            4,207
AVERY DENNISON CORP   Com   05361110      6,096 100,970  Sh         Sole          100,970
BEST BUY INC.         Com  086516101      5,107  75,652  Sh         Sole           75,652
BIOGEN INC            Com  090597105      4,581  71,225  Sh         Sole           71,225
BIOMET INC COM        Com  090613100      3,918  98,555  Sh         Sole           98,555
BRISTOL-MYERS SQUIBB  Com   11012210        212   3,008  Sh         Sole            3,008
CBS CORPORATION       Com  12490K107        242   5,550  Sh         Sole            5,550
CISCO SYS INC COM     Com  17275R102        941  14,611  Sh         Sole           14,611
COASTAL CARIBBEAN     Com   19043220         52  26,400  Sh         Sole           26,400
COUNTRYWIDE CR        Com   22237210      3,654  85,462  Sh         Sole           85,462
DCI TELECOMM INC.     Com   23309420         46  41,000  Sh         Sole           41,000
DELL COMPUTER CORP    Com  247025109        602  16,275  Sh         Sole           16,275
DONALDSON LUFKIN & J  Com  257661108      3,155  52,370  Sh         Sole           52,370
E*TRADE GROUP INC.    Com  269246104      1,612  40,360  Sh         Sole           40,360
EMERSON ELECTRIC      Com   29101110        250   3,975  Sh         Sole            3,975
EXXON CORP            Com   30229010        320   4,154  Sh         Sole            4,154
F&M BANCORP           Com   30237110        327   8,665  Sh         Sole            8,665
FIFTH THIRD BANCORP   Com  316773100        213   3,205  Sh         Sole            3,205
FISERV, INC.          Com   33773810      3,832 122,393  Sh         Sole          122,393
FOREST LAB            Com  345838106        314   6,790  Sh         Sole            6,790
GENERAL ELEC CO       Com   36960410      1,228  10,867  Sh         Sole           10,867
GEORGIA PACIFIC       Com  373298108      4,470  94,355  Sh         Sole           94,355
HARRAH'S ENTRTAIN     Com  413619107      3,029 137,295  Sh         Sole          137,295
HOME DEPOT            Com  437076102        402   6,245  Sh         Sole            6,245
INTEL CORP            Com   45814010        440   7,402  Sh         Sole            7,402
JOHNSON & JOHNSON     Com   47816010        254   2,588  Sh         Sole            2,588
KERR MCGEE            Com  492386107      3,660  72,920  Sh         Sole           72,920
KOHLS CORP            Com  500255104        598   7,774  Sh         Sole            7,774
LASER VISION CENTER   Com  51807H100        241   3,830  Sh         Sole            3,830
LCA-VISION INC.       Com  501803209        533  57,250  Sh         Sole           57,250
LUCENT TECH           Com   54946310      6,894 102,224  Sh         Sole          102,224
MANDALAY RESORT       Com  562567107      3,614 170,555  Sh         Sole          170,555
MARSHALL & ILSLEY     Com   57183410      3,842  59,683  Sh         Sole           59,683
MAXIM INTEG PROD.     Com  57772K101      5,151  77,455  Sh         Sole           77,455
MCI WORLDCOM          Com  55268B106      1,044  12,133  Sh         Sole           12,133
MEDTRONIC INC COM     Com   58505510        391   5,015  Sh         Sole            5,015
MERCK & CO INC        Com   58933110        312   4,239  Sh         Sole            4,239
MERRILL LYNCH & CO I  Com  590188108        334   4,200  Sh         Sole            4,200
MICROSOFT CORP        Com   59491810        869   9,638  Sh         Sole            9,638
MINNESOTA MINING      Com   60405910        209   2,400  Sh         Sole            2,400
MOLEX, INC.           Com   60855410        272   7,346  Sh         Sole            7,346
MORGAN STANLEY DEAN   Com   61744644        365   3,560  Sh         Sole            3,560
MOTOROLA INC.         Com  620076109        242   2,550  Sh         Sole            2,550
NORTHERN TRUST CORP.  Com  665859104      4,016  41,405  Sh         Sole           41,405
OMNICOM GROUP         Com   68191910      5,182  64,773  Sh         Sole           64,773
OSHKOSH TRUCK         Com  688239201        517  10,280  Sh         Sole           10,280
PFIZER INC COM        Com   71708110        368   3,380  Sh         Sole            3,380
PRICE (T. ROWE) ASSO  Com   74147710      3,668  95,575  Sh         Sole           95,575
ROYAL DUTCH PETRO     Com   78025804        231   3,830  Sh         Sole            3,830
S&P 400 MIDCAP DEP    Com  595635103      1,406  17,920  Sh         Sole           17,920
SANMINA CORP.         Com  800907107      3,637  47,930  Sh         Sole           47,930
SBC COMMUNICATION     Com   78387G10        352   6,066  Sh         Sole            6,066
SCHLUMBERGER LTD.     Com  806857108        398   6,250  Sh         Sole            6,250
SMITHFIELD FOODS      Com  832248108      3,046  91,085  Sh         Sole           91,085
SOLECTRON CORP.       Com  834182107      5,567  83,480  Sh         Sole           83,480
SOUTHTRUST CORP.      Com  844730101      1,820  47,427  Sh         Sole           47,427
STAPLES, INC.         Com  855030102      6,138 198,396  Sh         Sole          198,396
STATE STREET BOSTON   Com   85747710      3,406  39,890  Sh         Sole           39,890
SUN MICROSYSTEMS INC  Com  866810104        319   4,630  Sh         Sole            4,630
SUNGARD DATA SYS      Com   86736310        247   7,170  Sh         Sole            7,170
SYBRON INTL CORP      Com  87114F106        494  17,905  Sh         Sole           17,905
TELEPHONE & DATA SYS  Com  879433100      4,218  57,680  Sh         Sole           57,680
TYCO INTL             Com  902124106      6,783  71,586  Sh         Sole           71,586
USWEB CORP.           Com  917327108      3,239 145,980  Sh         Sole          145,980
VERITY INC.           Com  82343c106   	  3,574  65,965  Sh         Sole           65,965
WALMART STORES        Com  931142103        338   7,010  Sh         Sole            7,010
WATSON PHARM.         Com  942683103        216   6,170  Sh         Sole            6,170
WEYERHAUSER CO.       Com  962166104      2,115  30,765  Sh         Sole           30,765
                                        146,833